INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Taxes [Abstract]
Current income tax	$ 18	$ 10	$ 44	$ 35
Deferred income tax	69	(58)	148	78
Income tax expense (benefit)	$ 87	$ (48)	$ 192	$ 113